UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09013

Investment Company Act File Number

Eaton Vance Senior Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

June 30

Date of Fiscal Year End

September 30, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Senior Income Trust

September 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 147.8%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 2.4%
Atlantic Aviation FBO Inc.
Term Loan, 3.25%, Maturing June 1, 2020	224	$224,297
Beechcraft Holdings, LLC
Term Loan, 5.75%, Maturing February 14, 2020	400	403,000
DAE Aviation Holdings, Inc.
Term Loan, 6.25%, Maturing October 29, 2018	341	342,299
Term Loan, 6.25%, Maturing November 2, 2018	154	155,176
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 28, 2017	203	205,221
IAP Worldwide Services, Inc.
Term Loan, 10.00%, Maturing December 31, 2015(2)	848	445,081
Sequa Corporation
Term Loan, 5.25%, Maturing June 19, 2017	794	797,805
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	993	986,986
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015	732	719,019
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	2,286	2,282,563

		$6,561,447

Air Transport — 0.0%(3)
Evergreen International Aviation, Inc.
Term Loan, 5.00%, Maturing June 30, 2015(2)	54	$42,848

		$42,848

Automotive — 5.6%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.75%, Maturing April 27, 2020	948	$949,994
Allison Transmission, Inc.
Term Loan, 3.75%, Maturing August 23, 2019	1,705	1,708,301
ASP HHI Acquisition Co., Inc.
Term Loan, 5.00%, Maturing October 5, 2018	941	949,878
Chrysler Group LLC
Term Loan, 4.25%, Maturing May 24, 2017	2,462	2,483,695
Federal-Mogul Corporation
Term Loan, 2.12%, Maturing December 29, 2014	2,169	2,135,458
Term Loan, 2.12%, Maturing December 28, 2015	567	558,212
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	3,375	3,402,422
Metaldyne, LLC
Term Loan, 5.00%, Maturing December 18, 2018	670	674,962
Schaeffler AG
Term Loan, 4.25%, Maturing January 27, 2017	400	401,900
Tower Automotive Holdings USA, LLC
Term Loan, 4.75%, Maturing April 23, 2020	399	400,496
TriMas Corporation
Term Loan, 3.75%, Maturing October 10, 2019	446	446,614
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017	1,443	1,440,045

		$15,551,977

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Beverage and Tobacco — 0.6%
Oak Leaf B.V.
Term Loan, 4.50%, Maturing June 25, 2018	EUR	1,250	$1,704,350

			$1,704,350

Building and Development — 1.2%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020		625	$621,562
Armstrong World Industries, Inc.
Term Loan, 3.50%, Maturing March 16, 2020		274	273,112
CPG International Inc.
Term Loan, Maturing September 30, 2020(4)		300	298,688
Preferred Proppants, LLC
Term Loan, 11.75%, Maturing December 15, 2016		369	257,639
Quikrete Holdings, Inc.
Term Loan, Maturing September 25, 2020(4)		475	476,706
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020		848	850,260
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019		247	247,656
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		322	323,761

			$3,349,384

Business Equipment and Services — 14.4%
Acosta, Inc.
Term Loan, 5.00%, Maturing March 2, 2018		985	$989,594
Acxiom Corporation
Term Loan, 3.67%, Maturing March 15, 2015		344	345,222
Advantage Sales & Marketing, Inc.
Term Loan, 4.25%, Maturing December 18, 2017		1,540	1,548,852
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017		488	490,257
Altegrity, Inc.
Term Loan, 7.75%, Maturing February 20, 2015		336	333,662
Term Loan, 5.00%, Maturing February 21, 2015		1,209	1,184,974
Altisource Solutions S.a.r.l.
Term Loan, 5.75%, Maturing November 27, 2019		621	626,305
Audio Visual Services Group, Inc.
Term Loan, 6.75%, Maturing November 9, 2018		545	551,306
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020		423	420,232
BAR/BRI Review Courses, Inc.
Term Loan, 5.25%, Maturing June 16, 2017		327	328,352
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.25%, Maturing October 23, 2018		81	81,830
Term Loan, 6.25%, Maturing October 23, 2018		339	340,958
Brickman Group Holdings Inc.
Term Loan, 4.00%, Maturing September 28, 2018		390	391,678
Brock Holdings III, Inc.
Term Loan, 6.01%, Maturing March 16, 2017		558	560,964
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		223	222,871
Ceridian Corp.
Term Loan, 4.43%, Maturing May 9, 2017		625	626,042
ClientLogic Corporation
Term Loan, 6.88%, Maturing January 30, 2017	EUR	586	752,569
Term Loan, 7.02%, Maturing January 30, 2017		303	301,591
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		248	248,738

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		224	$222,331
Education Management LLC
Term Loan, 8.25%, Maturing March 29, 2018		1,033	1,015,082
EIG Investors Corp.
Term Loan, 6.25%, Maturing November 11, 2019		1,017	1,022,399
Term Loan - Second Lien, 10.25%, Maturing May 8, 2020		250	251,250
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		717	719,114
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		974	994,705
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 4.00%, Maturing February 7, 2020		305	305,141
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019		819	822,575
IMS Health Incorporated
Term Loan, 3.75%, Maturing September 1, 2017		1,216	1,219,542
Information Resources, Inc.
Term Loan, Maturing September 30, 2020(4)		600	597,000
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing May 22, 2020		324	324,593
Term Loan - Second Lien, 8.25%, Maturing May 21, 2021		500	502,813
ISS Holdings A/S
Term Loan, 4.22%, Maturing April 30, 2015	EUR	123	168,087
Term Loan, 4.22%, Maturing April 30, 2015	EUR	877	1,200,618
Term Loan, 3.75%, Maturing April 30, 2018		224	225,373
Ista International GmbH
Term Loan, 4.18%, Maturing April 30, 2020	EUR	9	12,414
Term Loan, 4.18%, Maturing April 30, 2020	EUR	70	94,868
Term Loan, 4.18%, Maturing June 1, 2020	EUR	146	199,804
Jason Incorporated
Term Loan, 5.02%, Maturing February 28, 2019		244	243,819
KAR Auction Services, Inc.
Term Loan, 3.75%, Maturing May 19, 2017		1,390	1,396,460
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		794	798,962
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		450	467,156
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		992	986,659
MEI Conlux Holdings (US), Inc.
Term Loan, 5.00%, Maturing August 21, 2020		225	225,563
Mitchell International, Inc.
Term Loan - Second Lien, 5.50%, Maturing March 30, 2015		500	489,700
Monitronics International Inc.
Term Loan, 4.25%, Maturing March 23, 2018		593	593,945
Quintiles Transnational Corp.
Term Loan, 4.00%, Maturing June 8, 2018		2,609	2,611,832
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		341	339,224
ServiceMaster Company
Term Loan, 4.25%, Maturing January 31, 2017		720	702,173
Term Loan, 4.44%, Maturing January 31, 2017		1,459	1,427,692
SunGard Data Systems, Inc.
Term Loan, 3.93%, Maturing February 28, 2017		1,323	1,328,418
Term Loan, 4.00%, Maturing March 9, 2020		3,557	3,578,247
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		433	438,208
TransUnion, LLC
Term Loan, 4.25%, Maturing February 10, 2019		1,888	1,900,599

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		60	$60,773
Term Loan, 6.00%, Maturing July 28, 2017		308	310,483
West Corporation
Term Loan, 3.75%, Maturing June 29, 2018		1,942	1,942,987

			$40,086,606

Cable and Satellite Television — 5.3%
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing December 2, 2019		421	$419,172
Bragg Communications Incorporated
Term Loan, 3.50%, Maturing February 28, 2018		197	197,739
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		1,392	1,392,603
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		673	667,737
Term Loan, 3.00%, Maturing January 4, 2021		324	321,467
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		186	185,881
CSC Holdings, Inc.
Term Loan, 2.68%, Maturing April 17, 2020		1,146	1,134,775
Kabel Deutschland GmbH
Term Loan, 3.25%, Maturing February 1, 2019		550	551,031
Term Loan, 2.86%, Maturing April 17, 2020	EUR	350	474,385
Lavena Holding 3 GmbH
Term Loan, 4.09%, Maturing March 6, 2017	EUR	130	176,370
Term Loan, 4.09%, Maturing March 6, 2017	EUR	344	465,375
Term Loan, 4.09%, Maturing March 6, 2017	EUR	345	466,735
MCC Iowa LLC
Term Loan, 3.25%, Maturing January 29, 2021		499	495,789
Media Holdco, LP
Term Loan, 7.25%, Maturing July 24, 2018		422	423,922
Mediacom Illinois, LLC
Term Loan, 4.50%, Maturing October 23, 2017		387	388,331
Sterling Entertainment Enterprises, LLC
Term Loan, 3.18%, Maturing December 28, 2017		375	366,938
UPC Financing Partnership
Term Loan, 4.00%, Maturing January 29, 2021		400	402,750
Term Loan, 3.88%, Maturing March 26, 2021	EUR	726	986,031
Virgin Media Investment Holdings Limited
Term Loan, 4.50%, Maturing June 5, 2020	GBP	750	1,225,992
Term Loan, 3.50%, Maturing June 8, 2020		2,550	2,541,146
YPSO Holding SA
Term Loan, 5.13%, Maturing June 6, 2016	EUR	203	276,343
Term Loan, 5.13%, Maturing June 6, 2016	EUR	323	438,754
Term Loan, 5.13%, Maturing June 6, 2016	EUR	474	644,518

			$14,643,784

Chemicals and Plastics — 4.5%
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		77	$76,861
Term Loan, 4.50%, Maturing October 3, 2019		148	148,137
Arysta LifeScience Corporation
Term Loan, 4.50%, Maturing May 29, 2020		1,147	1,148,559
Axalta Coating Systems US Holdings Inc.
Term Loan, 4.75%, Maturing February 3, 2020		1,915	1,924,098
AZ Chem US Inc.
Term Loan, 5.25%, Maturing December 22, 2017		478	482,197
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018		346	348,218

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
General Chemical Corporation
Term Loan, 5.00%, Maturing October 6, 2015	218	$220,392
Ineos US Finance LLC
Term Loan, 4.00%, Maturing May 4, 2018	2,100	2,080,549
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 8, 2020	374	374,881
OXEA Finance LLC
Term Loan, 4.25%, Maturing January 15, 2020	350	349,340
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020	500	497,500
Polarpak Inc.
Term Loan, 4.50%, Maturing June 5, 2020	129	129,605
PQ Corporation
Term Loan, 4.50%, Maturing August 7, 2017	596	599,718
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020	1,521	1,532,596
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017	2,711	2,620,438
WNA Holdings Inc.
Term Loan, 4.50%, Maturing June 5, 2020	70	70,575

		$12,603,664

Clothing/Textiles — 0.1%
Wolverine Worldwide, Inc.
Term Loan, 4.00%, Maturing July 31, 2019	186	$187,380

		$187,380

Conglomerates — 0.9%
RGIS Services, LLC
Term Loan, 4.50%, Maturing October 18, 2016	1,407	$1,391,330
Spectrum Brands, Inc.
Term Loan, 4.53%, Maturing December 17, 2019	1,228	1,233,810

		$2,625,140

Containers and Glass Products — 2.1%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 7, 2020	1,070	$1,060,934
BWAY Corporation
Term Loan, 4.50%, Maturing August 7, 2017	1,340	1,348,249
Pact Group (USA), Inc.
Term Loan, 3.75%, Maturing May 29, 2020	773	763,883
Pelican Products, Inc.
Term Loan, 7.00%, Maturing July 11, 2018	247	247,801
Reynolds Group Holdings Inc.
Term Loan, 4.75%, Maturing September 28, 2018	1,708	1,715,435
Sealed Air Corporation
Term Loan, 4.00%, Maturing October 3, 2018	270	272,889
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018	322	323,225

		$5,732,416

Cosmetics/Toiletries — 0.6%
Revlon Consumer Products Corporation
Term Loan, Maturing August 19, 2019(4)	600	$598,500
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020	1,070	1,038,427

		$1,636,927

Drugs — 3.7%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019	198	$198,579

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Aptalis Pharma, Inc.
Term Loan, 6.25%, Maturing February 10, 2017	246	$246,712
Term Loan, 6.25%, Maturing February 10, 2017	778	779,459
Auxilium Pharmaceuticals, Inc.
Term Loan, 6.25%, Maturing April 26, 2017	293	295,838
Catalent Pharma Solutions Inc.
Term Loan, 3.68%, Maturing September 15, 2016	1,246	1,250,896
Term Loan, 4.25%, Maturing September 15, 2017	566	567,905
Ikaria Acquisition Inc.
Term Loan, 7.25%, Maturing July 3, 2018	321	322,943
Term Loan - Second Lien, 11.00%, Maturing July 3, 2019	250	250,625
Par Pharmaceutical Companies, Inc.
Term Loan, 4.25%, Maturing September 30, 2019	594	592,774
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing February 13, 2019	885	886,622
Term Loan, 3.75%, Maturing December 11, 2019	1,507	1,509,059
Term Loan, 4.50%, Maturing August 5, 2020	1,935	1,952,007
Warner Chilcott Corporation
Term Loan, 5.50%, Maturing March 15, 2018	278	278,479
Term Loan, 5.50%, Maturing March 15, 2018	638	639,678
WC Luxco S.a.r.l.
Term Loan, 5.50%, Maturing March 15, 2018	503	504,082

		$10,275,658

Ecological Services and Equipment — 0.5%
ADS Waste Holdings, Inc.
Term Loan, 4.25%, Maturing October 9, 2019	993	$993,918
Progressive Waste Solutions Ltd.
Term Loan, 3.50%, Maturing October 24, 2019	273	272,938

		$1,266,856

Electronics/Electrical — 12.5%
Aeroflex Incorporated
Term Loan, 4.50%, Maturing November 11, 2019	731	$737,066
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020	325	326,524
Aspect Software, Inc.
Term Loan, 7.00%, Maturing May 6, 2016	617	619,926
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017	1,409	1,416,536
Blue Coat Systems, Inc.
Term Loan - Second Lien, 9.50%, Maturing June 26, 2020	400	403,000
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing April 29, 2016	208	209,016
CommScope, Inc.
Term Loan, 3.75%, Maturing January 12, 2018	1,048	1,050,575
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	374	373,283
Dell Inc.
Term Loan, Maturing October 31, 2018(4)	800	796,250
Term Loan, Maturing April 30, 2020(4)	4,425	4,359,085
Digital Generation, Inc.
Term Loan, 7.25%, Maturing July 26, 2018	1,346	1,349,761
Eagle Parent, Inc.
Term Loan, 4.50%, Maturing May 16, 2018	1,793	1,798,657
Edwards (Cayman Islands II) Limited
Term Loan, 4.75%, Maturing March 26, 2020	608	608,805
Freescale Semiconductor, Inc.
Term Loan, 5.00%, Maturing February 28, 2020	1,443	1,450,678
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing December 17, 2018	1,681	1,678,602

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Hyland Software, Inc.
Term Loan, 5.50%, Maturing October 25, 2019	174	$174,719
Infor (US), Inc.
Term Loan, 5.25%, Maturing April 5, 2018	2,287	2,298,270
Internet Brands, Inc.
Term Loan, 6.25%, Maturing March 15, 2019	473	474,397
Magic Newco LLC
Term Loan, 5.00%, Maturing December 12, 2018	693	700,983
Microsemi Corporation
Term Loan, 3.75%, Maturing February 19, 2020	666	667,650
NXP B.V.
Term Loan, 4.50%, Maturing March 3, 2017	847	860,717
Term Loan, 4.75%, Maturing January 11, 2020	471	479,393
Renaissance Learning, Inc.
Term Loan, 5.75%, Maturing November 13, 2018	272	273,611
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	221	221,525
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	250	250,375
Rovi Solutions Corporation
Term Loan, 3.50%, Maturing March 29, 2019	373	369,618
RP Crown Parent, LLC
Term Loan, 6.75%, Maturing December 21, 2018	2,509	2,532,048
Term Loan - Second Lien, 11.25%, Maturing December 20, 2019	250	255,469
Sensata Technologies Finance Company, LLC
Term Loan, 3.75%, Maturing May 11, 2018	614	618,027
Serena Software, Inc.
Term Loan, 4.18%, Maturing March 10, 2016	715	700,427
Term Loan, 5.00%, Maturing March 10, 2016	175	173,906
Shield Finance Co. S.a.r.l.
Term Loan, 6.50%, Maturing May 10, 2019	494	483,875
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018	257	260,903
SkillSoft Corporation
Term Loan, 5.00%, Maturing May 26, 2017	558	560,935
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	325	312,000
Sophia, L.P.
Term Loan, 4.50%, Maturing July 19, 2018	652	655,335
SS&C Technologies Inc.
Term Loan, 3.50%, Maturing June 7, 2019	54	53,567
Term Loan, 3.50%, Maturing June 7, 2019	517	518,569
SumTotal Systems LLC
Term Loan, 6.25%, Maturing November 16, 2018	610	608,465
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	274	275,841
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018	52	52,233
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	1,045	1,048,668
Wall Street Systems, Inc.
Term Loan, 5.75%, Maturing October 25, 2019	844	848,975
Term Loan - Second Lien, 9.25%, Maturing October 26, 2020	250	252,025
Web.com Group, Inc.
Term Loan, 4.50%, Maturing October 27, 2017	614	618,203

		$34,778,493

Equipment Leasing — 0.5%
Flying Fortress Inc.
Term Loan, 3.50%, Maturing June 30, 2017	1,417	$1,415,781

		$1,415,781

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Financial Intermediaries — 6.1%
American Capital Holdings, Inc.
Term Loan, 4.00%, Maturing August 22, 2016	319	$320,344
Armor Holding II LLC
Term Loan - Second Lien, 10.25%, Maturing December 11, 2020	500	497,500
Cetera Financial Group, Inc.
Term Loan, 6.50%, Maturing August 2, 2019	375	375,000
Citco Funding LLC
Term Loan, 4.25%, Maturing May 23, 2018	1,545	1,546,680
Clipper Acquisitions Corp.
Term Loan, 4.00%, Maturing February 6, 2020	273	274,555
First Data Corporation
Term Loan, 4.18%, Maturing March 23, 2018	2,270	2,254,093
Term Loan, 4.18%, Maturing September 24, 2018	950	944,894
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.19%, Maturing December 5, 2016	1,051	1,049,489
Guggenheim Partners, LLC
Term Loan, 4.00%, Maturing July 17, 2020	425	427,019
Hamilton Lane Advisors, LLC
Term Loan, 5.25%, Maturing February 23, 2018	328	328,843
Harbourvest Partners, LLC
Term Loan, 4.75%, Maturing November 21, 2017	406	409,267
Home Loan Servicing Solutions, Ltd.
Term Loan, 4.50%, Maturing June 19, 2020	524	529,579
LPL Holdings, Inc.
Term Loan, 3.25%, Maturing March 29, 2019	1,895	1,890,441
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	318	320,481
Moneygram International, Inc
Term Loan, 4.25%, Maturing March 27, 2020	224	224,201
Nuveen Investments, Inc.
Term Loan, 4.18%, Maturing May 15, 2017	3,171	3,144,322
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	350	348,250
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	622	630,717
Oz Management LP
Term Loan, 1.68%, Maturing November 15, 2016	665	619,962
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	124	124,323
Walter Investment Management Corp.
Term Loan, 5.75%, Maturing November 28, 2017	722	730,058

		$16,990,018

Food Products — 7.6%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017	645	$649,560
Blue Buffalo Company, Ltd.
Term Loan, 4.75%, Maturing August 8, 2019	644	647,936
Clearwater Seafoods Limited Partnership
Term Loan, 5.75%, Maturing June 24, 2019	475	476,979
CSM Bakery Supplies LLC
Term Loan, 4.75%, Maturing July 3, 2020	525	522,047
Del Monte Foods Company
Term Loan, 4.00%, Maturing March 8, 2018	3,117	3,114,226
Dole Food Company Inc.
Term Loan, 3.75%, Maturing April 1, 2020	846	845,574
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020	5,187	5,213,262
Hearthside Food Solutions, LLC
Term Loan, 6.50%, Maturing June 7, 2018	594	594,009

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
High Liner Foods Incorporated
Term Loan, 4.75%, Maturing December 31, 2017		303	$304,804
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018		983	978,853
Term Loan, 3.75%, Maturing September 18, 2020		775	771,125
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		771	777,422
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		4,183	4,199,960
Pinnacle Foods Finance LLC
Term Loan, 3.25%, Maturing April 29, 2020		1,841	1,828,325
Term Loan, Maturing April 29, 2020(4)		350	348,104

			$21,272,186

Food Service — 6.6%
Aramark Corporation
Term Loan, 3.68%, Maturing July 26, 2016		88	$88,464
Term Loan, 3.68%, Maturing July 26, 2016		157	157,401
Term Loan, 3.71%, Maturing July 26, 2016		1,937	1,942,749
Term Loan, 3.75%, Maturing July 26, 2016		1,081	1,084,971
Term Loan, 4.02%, Maturing July 26, 2016	GBP	475	768,978
Buffets, Inc.
Term Loan, 0.15%, Maturing April 22, 2015(2)		49	49,490
Burger King Corporation
Term Loan, 3.75%, Maturing September 27, 2019		1,114	1,118,324
DineEquity, Inc.
Term Loan, 3.75%, Maturing October 19, 2017		1,191	1,198,649
Dunkin’ Brands, Inc.
Term Loan, 3.75%, Maturing February 14, 2020		1,323	1,321,437
Landry’s, Inc.
Term Loan, 4.75%, Maturing April 24, 2018		1,275	1,286,261
NPC International, Inc.
Term Loan, 4.50%, Maturing December 28, 2018		344	346,160
OSI Restaurant Partners, LLC
Term Loan, 3.50%, Maturing October 25, 2019		1,316	1,316,250
P.F. Chang’s China Bistro Inc.
Term Loan, 5.25%, Maturing July 2, 2019		198	199,856
Pacific Industrial Services US Finco LLC
Term Loan, Maturing September 24, 2018(4)		625	627,344
Sagittarius Restaurants, LLC
Term Loan, 6.26%, Maturing October 1, 2018		297	297,899
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		125	124,739
US Foods, Inc.
Term Loan, 4.50%, Maturing March 29, 2019		2,394	2,388,764
Weight Watchers International, Inc.
Term Loan, 3.75%, Maturing April 2, 2020		3,582	3,518,588
Wendy’s International, Inc.
Term Loan, 3.25%, Maturing May 15, 2019		682	681,895

			$18,518,219

Food/Drug Retailers — 4.7%
Albertson’s, LLC
Term Loan, 4.25%, Maturing March 21, 2016		512	$514,054
Term Loan, 4.75%, Maturing March 21, 2019		509	508,776
Alliance Boots Holdings Limited
Term Loan, 3.98%, Maturing July 10, 2017	GBP	3,275	5,277,602
General Nutrition Centers, Inc.
Term Loan, 3.75%, Maturing March 2, 2018		3,791	3,813,164
Pantry, Inc. (The)
Term Loan, 4.75%, Maturing August 2, 2019		223	225,906

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Rite Aid Corporation
Term Loan, 4.00%, Maturing February 21, 2020	1,144	$1,147,588
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	225	230,681
Supervalu Inc.
Term Loan, 5.00%, Maturing March 21, 2019	1,366	1,363,878

		$13,081,649

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 7.50%, Maturing December 21, 2018	249	$251,869

		$251,869

Health Care — 14.5%
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017	222	$223,426
Term Loan, 4.25%, Maturing June 30, 2017	295	296,961
Term Loan, 4.25%, Maturing June 30, 2017	1,176	1,184,820
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	623	624,217
Apria Healthcare Group I
Term Loan, 6.75%, Maturing April 5, 2020	274	277,396
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018	1,565	1,575,938
ATI Holdings, Inc.
Term Loan, 5.75%, Maturing December 20, 2019	223	225,825
Biomet Inc.
Term Loan, 3.70%, Maturing July 25, 2017	3,561	3,575,266
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 28, 2020	16	15,795
CHG Buyer Corporation
Term Loan, 5.00%, Maturing November 19, 2019	396	399,106
Community Health Systems, Inc.
Term Loan, 3.76%, Maturing January 25, 2017	3,182	3,186,963
Convatec Inc.
Term Loan, 4.00%, Maturing December 22, 2016	571	576,074
CRC Health Corporation
Term Loan, 4.68%, Maturing November 16, 2015	481	483,409
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016	1,459	1,467,842
Term Loan, 4.00%, Maturing November 1, 2019	1,563	1,571,785
DJO Finance LLC
Term Loan, 4.75%, Maturing September 15, 2017	1,364	1,371,082
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018	723	693,343
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018	1,574	1,574,040
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 28, 2020	49	48,792
Term Loan, 4.25%, Maturing August 31, 2020	160	160,413
Grifols Inc.
Term Loan, 4.25%, Maturing June 1, 2017	1,436	1,448,535
HCA, Inc.
Term Loan, 3.00%, Maturing March 31, 2017	643	642,733
Health Management Associates, Inc.
Term Loan, 3.50%, Maturing November 16, 2018	919	920,096
Hologic Inc.
Term Loan, 3.75%, Maturing August 1, 2019	829	833,377
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018	829	835,078

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
inVentiv Health, Inc.
Term Loan, 7.50%, Maturing August 4, 2016	1,243	$1,216,812
Term Loan, 7.75%, Maturing May 15, 2018	307	300,292
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing June 1, 2018	734	733,885
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018	2,486	2,505,229
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	272	268,847
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	218	218,430
Medpace, Inc.
Term Loan, 5.25%, Maturing June 16, 2017	308	309,367
Multiplan, Inc.
Term Loan, 4.00%, Maturing August 25, 2017	1,100	1,106,783
One Call Medical, Inc.
Term Loan, 5.50%, Maturing August 16, 2019	597	601,100
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing June 7, 2019	1,457	1,467,714
Pharmaceutical Product Development, Inc.
Term Loan, 4.25%, Maturing December 5, 2018	968	972,122
PRA Holdings, Inc.
Term Loan, Maturing September 21, 2020(4)	625	624,121
Radnet Management, Inc.
Term Loan, 4.25%, Maturing October 10, 2018	842	844,500
Sage Products, Inc.
Term Loan, 4.25%, Maturing December 13, 2019	275	276,247
Select Medical Corporation
Term Loan, 4.00%, Maturing June 1, 2018	701	704,391
Sheridan Holdings, Inc.
Term Loan, 4.50%, Maturing June 29, 2018	321	322,178
Steward Health Care System LLC
Term Loan, 6.75%, Maturing April 15, 2020	175	169,762
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018	733	685,472
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 1, 2019	842	844,140
U.S. Renal Care, Inc.
Term Loan, 5.25%, Maturing July 3, 2019	125	125,937
Vanguard Health Holding Company II, LLC
Term Loan, 3.75%, Maturing January 29, 2016	728	728,804
VWR Funding, Inc.
Term Loan, 4.18%, Maturing April 3, 2017	521	521,714
Term Loan, 4.43%, Maturing April 3, 2017	723	722,947

		$40,483,106

Home Furnishings — 0.6%
Serta/Simmons Holdings, LLC
Term Loan, 5.00%, Maturing October 1, 2019	844	$847,141
Tempur-Pedic International Inc.
Term Loan, 3.50%, Maturing March 18, 2020	786	780,802

		$1,627,943

Industrial Equipment — 3.0%
Alliance Laundry Systems LLC
Term Loan, 4.25%, Maturing December 10, 2018	164	$164,436
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020	373	374,874

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		925	$917,805
Term Loan, 4.75%, Maturing July 30, 2020	EUR	200	272,599
Generac Power Systems, Inc.
Term Loan, 3.50%, Maturing May 29, 2020		850	843,980
Grede LLC
Term Loan, 4.50%, Maturing May 2, 2018		488	488,724
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 29, 2018		1,592	1,594,656
International Equipment Solutions, LLC
Term Loan, 6.75%, Maturing August 13, 2019		375	371,484
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		66	66,234
Milacron LLC
Term Loan, 4.25%, Maturing March 30, 2020		199	199,083
Rexnord LLC
Term Loan, 4.00%, Maturing August 20, 2020		2,275	2,252,250
Spansion LLC
Term Loan, 5.25%, Maturing December 11, 2018		371	374,170
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019		464	463,355

			$8,383,650

Insurance — 4.5%
Alliant Holdings I, Inc.
Term Loan, 5.00%, Maturing December 20, 2019		993	$999,315
AmWINS Group, Inc.
Term Loan, 5.00%, Maturing September 6, 2019		2,010	2,022,374
Applied Systems, Inc.
Term Loan, 4.25%, Maturing December 8, 2016		1,151	1,157,629
Asurion LLC
Term Loan, 4.50%, Maturing May 24, 2019		4,367	4,333,077
Term Loan, 3.50%, Maturing July 8, 2020		474	457,970
Compass Investors Inc.
Term Loan, 5.00%, Maturing December 27, 2019		1,067	1,073,606
Cooper Gay Swett & Crawford Ltd.
Term Loan, 5.00%, Maturing April 16, 2020		249	248,284
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019		472	471,159
Hub International Limited
Term Loan, 3.62%, Maturing June 13, 2017		1,393	1,396,136
Sedgwick CMS Holdings, Inc.
Term Loan, 4.25%, Maturing June 12, 2018		324	325,201

			$12,484,751

Leisure Goods/Activities/Movies — 6.4%
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019		1,603	$1,601,689
Bright Horizons Family Solutions, Inc.
Term Loan, 4.00%, Maturing January 30, 2020		447	447,532
ClubCorp Club Operations, Inc.
Term Loan, 4.00%, Maturing July 24, 2020		1,723	1,728,610
Dave & Buster’s, Inc.
Term Loan, 4.50%, Maturing June 1, 2016		484	487,378
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.50%, Maturing April 30, 2019		1,010	1,020,430
Emerald Expositions Holding, Inc.
Term Loan, 5.50%, Maturing June 17, 2020		374	376,751
Equinox Holdings, Inc.
Term Loan, 4.50%, Maturing January 31, 2020		597	600,358

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019		241	$241,226
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021		475	473,516
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 16, 2020		1,286	1,284,261
LodgeNet Interactive Corp.
Term Loan, 6.75%, Maturing March 31, 2018		427	243,175
Revolution Studios Distribution Company, LLC
Term Loan, 3.93%, Maturing December 21, 2014		382	338,278
Term Loan - Second Lien, 7.18%, Maturing June 21, 2015(2)		450	326,340
Sabre, Inc.
Term Loan, 5.25%, Maturing February 19, 2019		596	599,445
Scientific Games International, Inc.
Term Loan, Maturing May 22, 2020(4)		1,825	1,812,780
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020		1,404	1,389,791
Six Flags Theme Parks, Inc.
Term Loan, 4.00%, Maturing December 20, 2018		722	729,330
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020		947	935,106
Town Sports International Inc.
Term Loan, 5.75%, Maturing May 11, 2018		880	890,183
US Finco LLC
Term Loan, 4.00%, Maturing May 29, 2020		224	224,017
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020		500	502,500
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020		275	274,083
Zuffa LLC
Term Loan, 4.50%, Maturing February 25, 2020		1,439	1,442,723

			$17,969,502

Lodging and Casinos — 4.2%
Affinity Gaming, LLC
Term Loan, 5.50%, Maturing November 9, 2017		216	$217,317
Bally Technologies, Inc.
Term Loan, Maturing August 31, 2020(4)		650	651,138
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		250	250,104
Caesars Entertainment Operating Company
Term Loan, 9.50%, Maturing October 31, 2016		963	962,272
Term Loan, 5.43%, Maturing January 26, 2018		881	800,593
Four Seasons Holdings Inc.
Term Loan - Second Lien, 6.25%, Maturing December 28, 2020		1,300	1,332,500
Gala Group LTD
Term Loan, 5.49%, Maturing May 25, 2018	GBP	825	1,342,480
Hilton Worldwide Finance, LLC
Term Loan, Maturing September 23, 2020(4)		3,850	3,850,400
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019		1,290	1,287,485
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		499	499,997
Playa Resorts Holding B.V.
Term Loan, 4.75%, Maturing August 6, 2019		250	252,031
Tropicana Entertainment Inc.
Term Loan, 7.50%, Maturing March 16, 2018		246	247,173

			$11,693,490

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Nonferrous Metals/Minerals — 2.7%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020	398	$381,185
Arch Coal Inc.
Term Loan, 5.75%, Maturing May 16, 2018	1,457	1,420,514
Constellium Holdco B.V.
Term Loan, 6.00%, Maturing March 25, 2020	249	256,834
Fairmount Minerals LTD
Term Loan, 5.00%, Maturing September 5, 2019	1,000	1,003,119
Murray Energy Corporation
Term Loan, 4.75%, Maturing May 24, 2019	200	199,562
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	517	488,037
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017	1,656	1,660,600
Oxbow Carbon LLC
Term Loan, 4.25%, Maturing July 19, 2019	222	223,854
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	375	380,625
United Central Industrial Supply Company, L.L.C.
Term Loan, 7.50%, Maturing October 9, 2018	594	537,570
Term Loan - Second Lien, 12.50%, Maturing April 12, 2019	250	227,500
Walter Energy, Inc.
Term Loan, 6.75%, Maturing April 2, 2018	821	790,869

		$7,570,269

Oil and Gas — 5.0%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	273	$273,620
Bronco Midstream Funding LLC
Term Loan, 5.00%, Maturing August 17, 2020	900	904,500
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015	73	73,993
Term Loan, 9.00%, Maturing June 23, 2017	1,079	1,103,013
Crestwood Holdings LLC
Term Loan, 7.00%, Maturing June 19, 2019	986	1,002,515
Energy Transfer Equity, L.P.
Term Loan, 3.75%, Maturing March 24, 2017	596	600,018
Fieldwood Energy LLC
Term Loan, Maturing September 28, 2018(4)	400	400,200
Term Loan - Second Lien, Maturing September 30, 2020(4)	275	275,172
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	3,739	3,759,106
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	918	921,832
Ruby Western Pipeline Holdings, LLC
Term Loan, 3.50%, Maturing March 27, 2020	219	218,496
Samson Investment Company
Term Loan - Second Lien, 6.00%, Maturing September 25, 2018	925	928,353
Sheridan Production Partners I, LLC
Term Loan, 5.00%, Maturing September 14, 2019	1,017	1,020,216
Term Loan, 5.00%, Maturing September 25, 2019	82	82,573
Term Loan, 5.00%, Maturing September 25, 2019	135	135,187
Tallgrass Operations, LLC
Term Loan, 5.25%, Maturing November 13, 2018	576	580,976
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	1,569	1,537,615

		$13,817,385

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Publishing — 5.6%
Advanstar Communications Inc.
Term Loan, 5.50%, Maturing April 29, 2019		373	$370,093
American Greetings Corporation
Term Loan, 4.00%, Maturing August 9, 2019		550	551,375
Ascend Learning, Inc.
Term Loan, 7.00%, Maturing May 23, 2017		1,003	1,001,381
Flint Group SA
Term Loan, 6.65%, Maturing December 30, 2016		548	544,621
Term Loan, 6.65%, Maturing December 30, 2016		561	557,013
Term Loan, 6.59%, Maturing December 31, 2016	EUR	214	288,778
Term Loan, 6.59%, Maturing December 31, 2016	EUR	240	322,774
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019		2,432	2,175,290
Interactive Data Corporation
Term Loan, 3.75%, Maturing February 11, 2018		2,276	2,271,629
Laureate Education, Inc.
Term Loan, 5.25%, Maturing June 18, 2018		3,872	3,886,875
McGraw-Hill Global Education Holdings, LLC
Term Loan, 9.00%, Maturing March 22, 2019		423	428,690
Media General Inc.
Term Loan, 0.00%, Maturing July 31, 2020(5)		550	552,058
MediaNews Group Inc.
Term Loan, 8.50%, Maturing March 19, 2014		11	11,522
Merrill Communications, LLC
Term Loan, 7.31%, Maturing March 8, 2018		348	350,572
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing August 21, 2020		175	175,984
Nelson Education Ltd.
Term Loan, 2.75%, Maturing July 3, 2014		221	186,367
Rentpath, Inc.
Term Loan, 6.25%, Maturing May 29, 2020		524	514,196
Springer Science+Business Media Deutschland GmbH
Term Loan, 5.00%, Maturing July 31, 2020		550	547,250
Tribune Company
Term Loan, 4.00%, Maturing December 31, 2019		844	846,784

			$15,583,252

Radio and Television — 3.2%
Clear Channel Communications, Inc.
Term Loan, 3.83%, Maturing January 29, 2016		192	$181,548
Term Loan, 6.93%, Maturing January 30, 2019		566	524,516
Cumulus Media Holdings Inc.
Term Loan, 4.50%, Maturing September 17, 2018		2,490	2,511,884
Term Loan - Second Lien, 7.50%, Maturing September 16, 2019		445	453,344
Entercom Radio, LLC
Term Loan, 5.03%, Maturing November 23, 2018		226	227,278
Foxco Acquisition Sub, LLC
Term Loan, 5.50%, Maturing July 14, 2017		665	669,439
Gray Television, Inc.
Term Loan, 4.75%, Maturing October 15, 2019		741	746,317
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018		295	296,044
Mission Broadcasting, Inc.
Term Loan, 4.25%, Maturing December 3, 2019		207	207,736
Nexstar Broadcasting, Inc.
Term Loan, 4.25%, Maturing December 3, 2019		490	491,376
Nine Entertainment Group Limited
Term Loan, 3.50%, Maturing February 5, 2020		373	371,026
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017		440	439,875

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Sinclair Television Group Inc.
Term Loan, 3.00%, Maturing April 9, 2020		274	$272,982
Univision Communications Inc.
Term Loan, 4.50%, Maturing March 2, 2020		1,643	1,638,840

			$9,032,205

Retailers (Except Food and Drug) — 7.1%
99 Cents Only Stores
Term Loan, 5.25%, Maturing January 11, 2019		245	$245,590
B&M Retail Limited
Term Loan, 6.01%, Maturing February 18, 2020	GBP	1,025	1,660,756
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing November 20, 2019		682	685,202
CDW LLC
Term Loan, 3.50%, Maturing April 29, 2020		2,737	2,701,523
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		323	324,175
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		346	346,930
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		550	556,462
J Crew Group, Inc.
Term Loan, 4.00%, Maturing March 7, 2018		855	854,778
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		1,365	1,365,909
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		1,272	1,276,128
National Vision, Inc.
Term Loan, 7.00%, Maturing August 2, 2018		395	396,975
Neiman Marcus Group, Inc. (The)
Term Loan, 4.00%, Maturing May 16, 2018		2,400	2,398,082
Ollie’s Bargain Outlet, Inc.
Term Loan, 5.25%, Maturing September 27, 2019		248	249,056
Party City Holdings Inc.
Term Loan, 4.25%, Maturing July 29, 2019		695	694,965
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 5.00%, Maturing October 11, 2018		224	225,414
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		1,590	1,593,946
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018		890	889,160
Term Loan, 4.25%, Maturing August 7, 2019		297	298,207
Spin Holdco Inc.
Term Loan, 4.25%, Maturing November 14, 2019		1,025	1,025,000
Toys ‘R’ US Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		400	395,583
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		640	623,222
Vivarte SA
Term Loan - Second Lien, 3.83%, Maturing September 8, 2016	EUR	13	10,093
Term Loan - Second Lien, 3.83%, Maturing September 8, 2016	EUR	88	70,655
Term Loan - Second Lien, 3.83%, Maturing September 8, 2016	EUR	900	726,734
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		309	303,347

			$19,917,892

Steel — 2.0%
Essar Steel Algoma, Inc.
Term Loan, 8.75%, Maturing September 19, 2014		520	$526,896
FMG Resources (August 2006) Pty Ltd.
Term Loan, 5.25%, Maturing October 18, 2017		2,970	2,985,863

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
JFB Firth Rixson Inc.
Term Loan, 4.25%, Maturing June 30, 2017	149	$148,782
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017	341	342,432
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017	222	222,187
Patriot Coal Corporation
DIP Loan, 9.25%, Maturing December 31, 2013	425	425,000
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018	152	150,912
Waupaca Foundry, Inc.
Term Loan, 4.50%, Maturing June 29, 2017	716	715,812

		$5,517,884

Surface Transport — 0.5%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 12, 2018	918	$920,013
Swift Transportation Co. Inc.
Term Loan, 4.00%, Maturing December 21, 2017	608	612,567

		$1,532,580

Telecommunications — 5.6%
Arris Group, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	522	$519,274
Cellular South, Inc.
Term Loan, 3.25%, Maturing May 22, 2020	199	198,876
Cricket Communications, Inc.
Term Loan, 4.75%, Maturing October 10, 2019	248	248,435
Term Loan, 4.75%, Maturing March 9, 2020	1,546	1,548,610
Crown Castle International Corporation
Term Loan, 3.25%, Maturing January 31, 2019	1,507	1,495,828
Intelsat Jackson Holdings S.A.
Term Loan, 4.25%, Maturing April 2, 2018	5,096	5,117,724
Mitel US Holdings, Inc.
Term Loan, 7.00%, Maturing February 27, 2019	373	375,923
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018	172	171,824
Term Loan, 3.75%, Maturing September 27, 2019	82	82,650
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	606	606,203
Term Loan, 4.00%, Maturing April 23, 2019	912	913,545
Telesat LLC
Term Loan, 3.50%, Maturing March 28, 2019	3,407	3,398,446
Windstream Corporation
Term Loan, 4.00%, Maturing August 8, 2019	967	970,526

		$15,647,864

Utilities — 2.9%
AES Corporation
Term Loan, 3.75%, Maturing June 1, 2018	1,339	$1,347,169
Calpine Construction Finance Company, L.P.
Term Loan, 3.00%, Maturing May 4, 2020	524	514,414
Term Loan, 3.25%, Maturing January 31, 2022	200	196,508
Calpine Corporation
Term Loan, 4.00%, Maturing April 2, 2018	464	466,054
Term Loan, 4.00%, Maturing April 2, 2018	2,364	2,370,823
Term Loan, 4.00%, Maturing October 9, 2019	421	421,802
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020	476	475,632
Equipower Resources Holdings LLC
Term Loan, 4.25%, Maturing December 31, 2019	299	300,621

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	304	$305,927
LSP Madison Funding, LLC
Term Loan, 5.50%, Maturing June 28, 2019	276	278,932
Power Team Services, LLC
Term Loan, 0.00%, Maturing May 6, 2020(5)	17	16,500
Term Loan, 4.25%, Maturing May 6, 2020	133	131,670
Raven Power Finance, LLC
Term Loan, 7.25%, Maturing November 15, 2018	248	254,948
Texas Competitive Electric Holdings Company, LLC
Term Loan, 4.71%, Maturing October 10, 2017	1,601	1,080,641

		$8,161,641

Total Senior Floating-Rate Interests (identified cost $412,322,813)		$412,000,066

Corporate Bonds & Notes — 11.1%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.0%(3)
GenCorp, Inc.
7.125%, 3/15/21(6)	20	$21,050

		$21,050

Automotive — 0.1%
American Axle & Manufacturing, Inc.
9.25%, 1/15/17(6)	59	$63,130
General Motors Financial Co., Inc.
4.75%, 8/15/17(6)	40	41,600
3.25%, 5/15/18(6)	5	4,875
4.25%, 5/15/23(6)	15	13,744
Navistar International Corp.
8.25%, 11/1/21	50	50,875

		$174,224

Beverage and Tobacco — 0.0%(3)
Constellation Brands, Inc.
6.00%, 5/1/22	35	$37,450
4.25%, 5/1/23	45	41,400

		$78,850

Brokers, Dealers and Investment Houses — 0.0%(3)
Alliance Data Systems Corp.
6.375%, 4/1/20(6)	30	$31,200
E*TRADE Financial Corp.
6.00%, 11/15/17	5	5,288
6.375%, 11/15/19	25	26,750
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(6)	15	15,056

		$78,294

Building and Development — 0.1%
American Builders & Contractors Supply Co., Inc.
5.625%, 4/15/21(6)	15	$14,794
Brookfield Residential Properties, Inc.
6.50%, 12/15/20(6)	25	25,250
Builders FirstSource, Inc.
7.625%, 6/1/21(6)	35	35,088

Security	Principal Amount* (000’s omitted)		Value
HD Supply, Inc.
8.125%, 4/15/19		20	$22,300
7.50%, 7/15/20(6)		15	15,581
11.50%, 7/15/20		15	17,925
Interline Brands, Inc.
10.00%, 11/15/18(7)		65	71,337
Nortek, Inc.
10.00%, 12/1/18		45	49,612
8.50%, 4/15/21		25	27,313

			$279,200

Business Equipment and Services — 0.2%
ADT Corp. (The)
6.25%, 10/15/21(6)		45	$45,731
Education Management, LLC
15.00%, 7/1/18		28	29,877
FTI Consulting, Inc.
6.00%, 11/15/22		20	19,950
IMS Health Incorporated
6.00%, 11/1/20(6)		40	40,950
Iron Mountain, Inc.
6.00%, 8/15/23		40	39,900
National CineMedia, LLC
6.00%, 4/15/22		380	389,500
TransUnion Holding Co., Inc.
8.125%, 6/15/18		55	58,575
United Rentals North America, Inc.
8.375%, 9/15/20		10	11,125
7.625%, 4/15/22		10	10,925

			$646,533

Cable and Satellite Television — 0.1%
AMC Networks, Inc.
4.75%, 12/15/22		15	$14,100
CCO Holdings, LLC/CCO Capital Corp.
5.25%, 9/30/22		80	74,400
5.75%, 1/15/24		30	28,425
DISH DBS Corp.
6.75%, 6/1/21		85	89,781
5.875%, 7/15/22		30	29,700

			$236,406

Chemicals and Plastics — 1.6%
Chemtura Corp.
5.75%, 7/15/21		10	$10,025
Hexion US Finance Corp.
6.625%, 4/15/20		1,475	1,482,375
Ineos Finance PLC
7.25%, 2/15/19(6)(8)	EUR	500	720,393
8.375%, 2/15/19(6)		500	553,125
7.50%, 5/1/20(6)		400	431,000
Milacron, LLC/Mcron Finance Corp.
7.75%, 2/15/21(6)		10	10,375
Rockwood Specialties Group, Inc.
4.625%, 10/15/20		65	65,650
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19(6)		1,000	997,500
Tronox Finance, LLC
6.375%, 8/15/20		60	59,700

			$4,330,143

Security	Principal Amount* (000’s omitted)		Value
Clothing/Textiles — 0.0%(3)
Levi Strauss & Co.
6.875%, 5/1/22		15	$15,975
Quiksilver, Inc./QS Wholesale, Inc.
7.875%, 8/1/18(6)		5	5,238
10.00%, 8/1/20(6)		5	5,288
SIWF Merger Sub, Inc.
6.25%, 6/1/21(6)		15	14,737

			$41,238

Conglomerates — 0.0%(3)
Belden, Inc.
5.50%, 9/1/22(6)		10	$9,700
Harbinger Group, Inc.
7.875%, 7/15/19(6)		15	15,600
Spectrum Brands Escrow Corp.
6.375%, 11/15/20(6)		25	26,125
6.625%, 11/15/22(6)		40	41,600

			$93,025

Containers and Glass Products — 0.8%
BOE Merger Corp.
9.50%, 11/1/17(6) (7)		45	$47,025
Crown Americas, LLC/Crown Americas Capital Corp. IV
4.50%, 1/15/23(6)		25	23,000
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		1,975	1,992,281
Sealed Air Corp.
8.375%, 9/15/21(6)		5	5,688

			$2,067,994

Cosmetics/Toiletries — 0.1%
Alphabet Holding Co., Inc.
7.75%, 11/1/17(7)		65	$67,112
Party City Holdings, Inc.
8.875%, 8/1/20(6)		65	70,200
Sun Products Corp. (The)
7.75%, 3/15/21(6)		30	27,750

			$165,062

Diversified Financial Services — 0.4%
Denali Borrower, LLC/Denali Finance Corp.
5.625%, 10/15/20(6) (9)		40	$39,050
KION Finance SA
4.725%, 2/15/20(6) (8)	EUR	650	890,345
SLM Corp.
5.50%, 1/15/19		65	64,454

			$993,849

Drugs — 0.1%
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20(6)		115	$120,175
VPII Escrow Corp.
7.50%, 7/15/21(6)		30	32,475

			$152,650

Security	Principal Amount* (000’s omitted)	Value
Ecological Services and Equipment — 0.0%(3)
ADS Waste Holdings, Inc.
8.25%, 10/1/20(6)	25	$26,500
Clean Harbors, Inc.
5.25%, 8/1/20	25	24,875
5.125%, 6/1/21	30	29,138

		$80,513

Electronics/Electrical — 0.1%
BMC Software Finance, Inc.
8.125%, 7/15/21(6)	40	$41,700
CommScope Holding Co., Inc.
6.625%, 6/1/20(6) (7)	25	25,000
Infor US, Inc.
9.375%, 4/1/19	35	39,287
NCR Corp.
5.00%, 7/15/22	30	28,050
Nuance Communications, Inc.
5.375%, 8/15/20(6)	60	57,000

		$191,037

Equipment Leasing — 0.6%
Air Lease Corp.
4.50%, 1/15/16	135	$141,413
International Lease Finance Corp.
8.625%, 9/15/15	1,000	1,107,500
6.75%, 9/1/16(6)	175	192,937
7.125%, 9/1/18(6)	175	196,437

		$1,638,287

Financial Intermediaries — 0.6%
Ally Financial, Inc.
2.46%, 12/1/14(8)	20	$20,006
0.00%, 6/15/15	40	37,900
3.50%, 7/18/16	275	278,437
CIT Group, Inc.
5.50%, 2/15/19(6)	25	26,375
5.375%, 5/15/20	5	5,200
5.00%, 8/15/22	10	9,818
First Data Corp.
7.375%, 6/15/19(6)	500	528,750
6.75%, 11/1/20(6)	625	650,000
11.25%, 1/15/21(6)	25	26,250
10.625%, 6/15/21(6)	25	25,500
Lender Processing Services, Inc.
5.75%, 4/15/23	40	41,250

		$1,649,486

Food Products — 0.0%(3)
B&G Foods, Inc.
4.625%, 6/1/21	10	$9,575
Michael Foods Holding, Inc.
8.50%, 7/15/18(6)(7)	20	20,800
Post Holdings, Inc.
7.375%, 2/15/22(6)	5	5,281

		$35,656

Food Service — 0.0%(3)
Aramark Corp.
5.75%, 3/15/20(6)	15	$15,225
Pinnacle Operating Corp.
9.00%, 11/15/20(6)	15	15,394

		$30,619

Security	Principal Amount* (000’s omitted)		Value
Food/Drug Retailers — 0.0%(3)
Pantry, Inc. (The)
8.375%, 8/1/20		40	$42,400

			$42,400

Health Care — 1.0%
Alere, Inc.
8.625%, 10/1/18		20	$21,650
6.50%, 6/15/20		15	14,944
Amsurg Corp.
5.625%, 11/30/20		15	15,075
Biomet, Inc.
6.50%, 8/1/20		80	83,000
Community Health Systems, Inc.
5.125%, 8/15/18		1,115	1,137,300
7.125%, 7/15/20		65	65,731
DaVita, Inc.
5.75%, 8/15/22		110	109,312
HCA Holdings, Inc.
6.25%, 2/15/21		40	40,750
HCA, Inc.
6.50%, 2/15/20		10	10,863
Hologic, Inc.
6.25%, 8/1/20		130	136,012
INC Research, LLC
11.50%, 7/15/19(6)		25	27,000
inVentiv Health, Inc.
9.00%, 1/15/18(6)		625	631,250
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/1/18		25	27,719
MPH Intermediate Holding Co. 2
8.375%, 8/1/18(6)(7)		75	77,109
Tenet Healthcare Corp.
6.00%, 10/1/20(6)		20	20,488
4.375%, 10/1/21(6)		300	277,125
8.125%, 4/1/22(6)		45	47,081
United Surgical Partners International, Inc.
9.00%, 4/1/20		35	38,588
VWR Funding, Inc.
7.25%, 9/15/17		50	53,000

			$2,833,997

Home Furnishings — 0.2%
Libbey Glass, Inc.
6.875%, 5/15/20		333	$356,310
Sanitec Corp.
4.976%, 5/15/18(6)(8)	EUR	125	172,064
Tempur Sealy International, Inc.
6.875%, 12/15/20		15	15,750

			$544,124

Homebuilders/Real Estate — 0.0%(3)
BC Mountain, LLC/BC Mountain Finance, Inc.
7.00%, 2/1/21(6)		30	$29,925

			$29,925

Industrial Equipment — 0.0%(3)
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(2) (10)		39	$28,106
Manitowoc Co., Inc. (The)
5.875%, 10/15/22		20	19,700

			$47,806

Security	Principal Amount* (000’s omitted)		Value
Insurance — 0.4%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC
7.875%, 12/15/20(6)		20	$20,500
CNO Financial Group, Inc.
6.375%, 10/1/20(6)		525	551,250
Hub International, Ltd.
8.125%, 10/15/18(6)		35	39,156
Onex USI Acquisition Corp.
7.75%, 1/15/21(6)		50	50,250
Towergate Finance PLC
6.009%, 2/15/18(6) (8)	GBP	325	523,618

			$1,184,774

Leisure Goods/Activities/Movies — 0.1%
Activision Blizzard, Inc.
6.125%, 9/15/23(6)		15	$15,113
AMC Entertainment, Inc.
8.75%, 6/1/19		60	64,800
Bombardier, Inc.
4.25%, 1/15/16(6)		20	20,850
MISA Investments, Ltd.
8.625%, 8/15/18(6) (7)		25	25,250
NCL Corp., Ltd.
5.00%, 2/15/18(6)		10	10,025
Regal Entertainment Group
5.75%, 2/1/25		10	9,275
Royal Caribbean Cruises
6.875%, 12/1/13		20	20,225
7.25%, 6/15/16		10	11,225
7.25%, 3/15/18		20	22,650
Seven Seas Cruises, S. de R.L.
9.125%, 5/15/19		35	38,325
Viking Cruises, Ltd.
8.50%, 10/15/22(6)		35	38,937
WMG Acquisition Corp.
6.00%, 1/15/21(6)		23	23,977

			$300,652

Lodging and Casinos — 0.8%
Buffalo Thunder Development Authority
9.375%, 12/15/14(6)(11)		265	$96,725
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20		1,075	992,359
9.00%, 2/15/20		275	259,875
9.00%, 2/15/20		575	543,375
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
5.625%, 10/15/21(6)(9)		75	75,328
Inn of the Mountain Gods Resort & Casino
8.75%, 11/30/20(6)		31	31,000
MGM Resorts International
6.625%, 12/15/21		50	51,813
7.75%, 3/15/22		15	16,331
Mohegan Tribal Gaming Authority
11.00%, 9/15/18(6)		20	19,950
Station Casinos, LLC
7.50%, 3/1/21		35	37,188
SugarHouse HSP Gaming Prop Mezz, LP/SugarHouse HSP Gaming Finance Corp.
6.375%, 6/1/21(6)		10	9,600

Security	Principal Amount* (000’s omitted)	Value
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(6)	165	$150,975
Waterford Gaming, LLC
8.625%, 9/15/14(2)(6)	76	35,616

		$2,320,135

Mining, Steel, Iron and Nonprecious Metals — 0.1%
ArcelorMittal
6.75%, 2/25/22	10	$10,575
Eldorado Gold Corp.
6.125%, 12/15/20(6)	55	53,350
IAMGOLD Corp.
6.75%, 10/1/20(6)	55	48,262
Inmet Mining Corp.
8.75%, 6/1/20(6)	15	16,125
7.50%, 6/1/21(6)	20	20,600

		$148,912

Nonferrous Metals/Minerals — 0.0%(3)
New Gold, Inc.
7.00%, 4/15/20(6)	20	$20,700
6.25%, 11/15/22(6)	35	34,213

		$54,913

Oil and Gas — 0.5%
Antero Resources Finance Corp.
6.00%, 12/1/20	5	$5,075
Atlas Energy Holdings Operating Co., LLC
7.75%, 1/15/21(6)	15	14,025
Atlas Pipeline Partners, LP
4.75%, 11/15/21(6)	10	9,088
Berry Petroleum Co.
6.375%, 9/15/22	5	5,050
Bonanza Creek Energy, Inc.
6.75%, 4/15/21	25	25,375
Bristow Group, Inc.
6.25%, 10/15/22	45	46,969
Chesapeake Energy Corp.
6.125%, 2/15/21	65	67,762
5.75%, 3/15/23	45	45,337
Concho Resources, Inc.
5.50%, 4/1/23	80	79,400
Continental Resources, Inc.
5.00%, 9/15/22	85	85,956
4.50%, 4/15/23	15	14,794
CrownRock, LP/CrownRock Finance, Inc.
7.125%, 4/15/21(6)	30	29,550
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	65	63,456
Energy Transfer Equity, L.P.
7.50%, 10/15/20	35	37,625
EP Energy, LLC/EP Energy Finance, Inc.
9.375%, 5/1/20	70	79,100
EP Energy, LLC/Everest Acquisition Finance, Inc.
6.875%, 5/1/19	100	107,250
7.75%, 9/1/22	20	21,800
EPL Oil & Gas, Inc.
8.25%, 2/15/18	40	42,400
FTS International Services, LLC/FTS International Bonds, Inc.
8.125%, 11/15/18(6)	23	25,070

Security	Principal Amount* (000’s omitted)	Value
Kodiak Oil & Gas Corp.
5.50%, 1/15/21(6)	5	$4,938
Laredo Petroleum, Inc.
7.375%, 5/1/22	35	37,275
MEG Energy Corp.
6.375%, 1/30/23(6)	50	49,250
Murphy Oil USA, Inc.
6.00%, 8/15/23(6)	60	60,000
Newfield Exploration Co.
5.625%, 7/1/24	65	63,212
Oasis Petroleum, Inc.
6.875%, 3/15/22(6)	35	37,013
6.875%, 1/15/23	75	79,875
Plains Exploration & Production Co.
6.875%, 2/15/23	95	102,362
Rosetta Resources, Inc.
5.625%, 5/1/21	25	23,875
Sabine Pass LNG, LP
6.50%, 11/1/20(6)	55	56,100
SandRidge Energy, Inc.
7.50%, 3/15/21	15	15,225
Seven Generations Energy, Ltd.
8.25%, 5/15/20(6)	30	31,125
SM Energy Co.
6.50%, 1/1/23	40	41,000
Tesoro Corp.
5.375%, 10/1/22	55	52,800

		$1,459,132

Publishing — 0.2%
Gannett Co., Inc.
5.125%, 7/15/20(6)	20	$19,700
Laureate Education, Inc.
9.25%, 9/1/19(6)	315	341,775
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance
9.75%, 4/1/21(6)	45	47,925

		$409,400

Radio and Television — 0.4%
Clear Channel Communications, Inc.
9.00%, 12/15/19	451	$444,235
11.25%, 3/1/21	20	20,750
Clear Channel Worldwide Holdings, Inc., Series A
6.50%, 11/15/22	25	25,500
Clear Channel Worldwide Holdings, Inc., Series B
6.50%, 11/15/22	70	71,750
LBI Media, Inc.
13.50%, 4/15/20(6)	6	3,042
Sirius XM Radio, Inc.
5.875%, 10/1/20(6)	30	30,338
Starz, LLC/Starz Finance Corp.
5.00%, 9/15/19	35	34,824
Univision Communications, Inc.
6.75%, 9/15/22(6)	425	450,500
5.125%, 5/15/23(6)	20	19,250

		$1,100,189

Real Estate Investment Trusts (REITs) — 0.0%(3)
RHP Hotel Properties, LP/RHP Finance Corp.
5.00%, 4/15/21(6)	5	$4,713

		$4,713

Security	Principal Amount* (000’s omitted)	Value
Retailers (Except Food and Drug) — 0.2%
Burlington Holdings, LLC/Burlington Holding Finance, Inc.
9.00%, 2/15/18(6) (7)	40	$41,300
Claire’s Stores, Inc.
9.00%, 3/15/19(6)	70	77,875
6.125%, 3/15/20(6)	40	39,800
Hot Topic, Inc.
9.25%, 6/15/21(6)	55	56,788
Michaels FinCo Holdings, LLC/Michaels FinCo, Inc.
7.50%, 8/1/18(6) (7)	95	96,662
Michaels Stores, Inc.
7.75%, 11/1/18	25	27,000
New Academy Finance Co., LLC/New Academy Finance Corp.
8.00%, 6/15/18(6) (7)	50	51,500
Petco Holdings, Inc.
8.50%, 10/15/17(6) (7)	110	112,200
Radio Systems Corp.
8.375%, 11/1/19(6)	30	32,550
Sally Holdings, LLC/Sally Capital, Inc.
5.75%, 6/1/22	95	95,712

		$631,387

Software and Services — 0.0%(3)
Healthcare Technology Intermediate, Inc.
7.375%, 9/1/18(6)(7)	30	$30,788

		$30,788

Steel — 0.0%(3)
AK Steel Corp.
8.75%, 12/1/18	15	$16,425

		$16,425

Surface Transport — 0.0%(3)
Hertz Corp. (The)
6.25%, 10/15/22	25	$25,938
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(6)	15	14,925

		$40,863

Telecommunications — 1.0%
Avaya, Inc.
9.00%, 4/1/19(6)	20	$19,500
Crown Castle International Corp.
5.25%, 1/15/23	55	50,875
Frontier Communications Corp.
7.625%, 4/15/24	20	20,100
Intelsat Jackson Holdings SA
7.25%, 10/15/20	55	58,987
Intelsat Luxembourg SA
7.75%, 6/1/21(6)	65	67,519
8.125%, 6/1/23(6)	55	58,231
MetroPCS Wireless, Inc.
6.25%, 4/1/21(6)	25	25,219
6.625%, 4/1/23(6)	45	45,281
NII International Telecom SCA
7.875%, 8/15/19(6)	30	27,375
SBA Communications Corp.
5.625%, 10/1/19	30	29,625
SBA Telecommunications, Inc.
5.75%, 7/15/20	50	49,875

Security	Principal Amount* (000’s omitted)		Value
Sprint Corp.
7.25%, 9/15/21(6)		30	$30,375
7.875%, 9/15/23(6)		70	71,575
Sprint Nextel Corp.
7.00%, 8/15/20		345	352,762
6.00%, 11/15/22		50	46,250
Virgin Media Secure Finance PLC
5.375%, 4/15/21(6)		475	465,500
6.00%, 4/15/21(6)	GBP	475	784,358
Wind Acquisition Finance SA
5.476%, 4/30/19(6) (8)	EUR	250	343,286
6.50%, 4/30/20(6)		225	231,750
Windstream Corp.
7.75%, 10/1/21(6)		40	41,500
6.375%, 8/1/23		15	13,800

			$2,833,743

Utilities — 1.4%
AES Corporation
4.875%, 5/15/23		15	$14,100
Calpine Corp.
7.50%, 2/15/21(6)		2,138	2,282,315
7.875%, 1/15/23(6)		1,530	1,617,975
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc.
6.875%, 8/15/17(6)		20	20,450

			$3,934,840

Total Corporate Bonds & Notes (identified cost $30,399,391)			$30,953,234

Asset-Backed Securities — 2.9%

Security	Principal Amount (000’s omitted)		Value
Babson Ltd., Series 2005-1A, Class C1, 2.218%, 4/15/19(6) (8)		$376	$355,619
Babson Ltd., Series 2013-IA, Class C, 2.912%, 4/20/25(6) (8)		225	219,506
Babson Ltd., Series 2013-IA, Class D, 3.712%, 4/20/25(6) (8)		175	170,016
Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.758%, 3/8/17(6) (8)		492	492,345
Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.018%, 7/17/19(6) (8)		500	480,387
CIFC Funding, Ltd., Series 2013-2A, Class A3L, 2.976%, 4/21/25(6) (8)		1,325	1,283,685
Dryden Senior Loan Fund, Series 2013-28A, Class A3L, 2.975%, 8/15/25(6) (8)		750	735,490
Dryden Senior Loan Fund, Series 2013-28A, Class B1L, 3.475%, 8/15/25(6) (8)		320	300,216
Dryden Senior Loan Fund, Series 2013-28A, Class B2L, 4.175%, 8/15/25(6) (8)		215	183,174
Madison Park Funding Ltd., Series 2006-2A, Class D, 5.001%, 3/25/20(6) (8)		1,000	972,291
Oak Hill Credit Partners, Series 2013-8A, Class C, 2.975%, 4/20/25(6) (8)		200	194,427
Oak Hill Credit Partners, Series 2013-8A, Class D, 3.775%, 4/20/25(6) (8)		200	192,487
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class C1, 3.022%, 7/17/25(6) (8)		475	460,556
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.622%, 7/17/25(6) (8)		475	451,269
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class E, 4.772%, 7/17/25(6) (8)		550	498,371
Schiller Park CLO Ltd., Series 2007-1A, Class D, 2.776%, 4/25/21(6) (8)		1,000	935,983

Total Asset-Backed Securities (identified cost $8,149,137)			$7,925,822

Common Stocks — 1.6%

Security	Shares	Value
Automotive — 0.1%
Dayco Products, LLC(10) (12)	10,159	$375,883

		$375,883

Building and Development — 0.1%
Panolam Holdings Co.(2) (12) (13)	131	$171,962
United Subcontractors, Inc.(2) (10) (12)	292	13,359

		$185,321

Food Service — 0.1%
Buffets Restaurants Holdings, Inc.(2) (10) (12)	22,185	$127,564

		$127,564

Home Furnishings — 0.1%
Sanitec Europe Oy B Units(2) (10) (12)	26,265	$207,155
Sanitec Europe Oy E Units(2) (10) (12)	25,787	0

		$207,155

Leisure Goods/Activities/Movies — 0.5%
Metro-Goldwyn-Mayer Holdings, Inc.(10) (12)	22,424	$1,222,108

		$1,222,108

Lodging and Casinos — 0.2%
Affinity Gaming, LLC(2) (10) (12)	23,498	$281,980
Greektown Superholdings, Inc.(12)	45	3,600
Tropicana Entertainment, Inc.(2) (10) (12)	25,430	378,907

		$664,487

Nonferrous Metals/Minerals — 0.0%(3)
Euramax International, Inc.(10) (12)	468	$97,006

		$97,006

Publishing — 0.5%
ION Media Networks, Inc.(2) (10)	2,155	$1,365,839
MediaNews Group, Inc.(2) (10) (12)	5,771	121,079

		$1,486,918

Total Common Stocks (identified cost $2,277,194)		$4,366,442

Miscellaneous — 0.0%(3)

Security	Shares	Value
Business Equipment and Services — 0.0%
NCS Acquisition Corp., Escrow Certificate(2) (12)	20,000	$0

		$0

Cable and Satellite Television — 0.0%(3)
Adelphia Recovery Trust(2) (12)	261,268	$0
Adelphia, Inc., Escrow Certificate(12)	270,000	2,363

		$2,363

Oil and Gas — 0.0%(3)
SemGroup Corp., Escrow Certificate(12)	290,000	$5,800

		$5,800

Total Miscellaneous (identified cost $250,466)		$8,163

Short-Term Investments — 2.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(14)	$6,402	$6,401,565

Total Short-Term Investments (identified cost $6,401,565)		$6,401,565

Total Investments — 165.7% (identified cost $459,800,566)		$461,655,292

Less Unfunded Loan Commitments — (0.2)%		$(566,667)

Net Investments — 165.5% (identified cost $459,233,899)		$461,088,625

Other Assets, Less Liabilities — (26.0)%		$(72,397,313)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (39.5)%		$(110,001,226)

Net Assets Applicable to Common Shares — 100.0%		$278,690,086

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

DIP	-	Debtor in Possession

EUR	-	Euro

GBP	-	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(3)	Amount is less than 0.05%.

(4)	This Senior Loan will settle after September 30, 2013, at which time the interest rate will be determined.

(5)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2013, the aggregate value of these securities is $25,366,820 or 9.1% of the Trust’s net assets applicable to common shares.

(7)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(8)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2013.

(9)	When-issued security.

(10)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(11)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(12)	Non-income producing security.

(13)	Restricted security.

(14)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2013 was $1,266.

The cost and unrealized appreciation (depreciation) of investments of the Trust at September 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$459,244,729

Gross unrealized appreciation	$5,845,574
Gross unrealized depreciation	(4,001,678)

Net unrealized appreciation	$1,843,896

Restricted Securities

At September 30, 2013, the Trust owned the following securities (representing 0.1% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Panolam Holdings Co.	12/30/09	131	$71,985	$171,962

Total Restricted Securities			$71,985	$171,962

A summary of open financial instruments at September 30, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation
10/31/13	British Pound Sterling 602,865	United States Dollar 923,990	HSBC Bank USA	$(51,766)
11/29/13	British Pound Sterling 4,293,751	United States Dollar 6,660,252	Goldman Sachs International	(287,876)
11/29/13	Euro 394,483	United States Dollar 525,941	Citibank NA	(7,818)
12/31/13	British Pound Sterling 2,260,252	United States Dollar 3,618,211	Citibank NA	(38,542)
12/31/13	Euro 9,010,476	United States Dollar 12,151,438	HSBC Bank USA	(41,214)

				$(427,216)

At September 30, 2013, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

At September 30, 2013, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $427,216.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2013, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$410,569,640	$863,759	$411,433,399
Corporate Bonds & Notes	—	30,889,512	63,722	30,953,234
Asset-Backed Securities	—	7,925,822	—	7,925,822
Common Stocks	—	1,698,597	2,667,845	4,366,442
Miscellaneous	—	8,163	0	8,163
Short-Term Investments	—	6,401,565	—	6,401,565
Total Investments	$—	$457,493,299	$3,595,326	$461,088,625

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(427,216)	$—	$(427,216)
Total	$—	$(427,216)	$—	$(427,216)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2013 is not presented.

At September 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Income Trust

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	November 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 25, 2013